Steve Suleski
Vice President
Office of General Counsel
Phone:   608.231.7653
Fax:     608.236.7653
E-mail:  steve.suleski@cunamutual.com

                                                     September 14, 2007





VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

       Re:   CUNA Mutual Life Variable Annuity Account - SEC File No. 333-116426
                                                                  --------------


Commissioners:

         On behalf of CUNA Mutual Life Insurance Company (the "Company") and CUNA Mutual Life Variable Annuity Account (the "Account") transmitted herewith for filing is Post-Effective Amendment No. 10 to the Account's above-referenced Registration Statement on Form N-4. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act").

         The purpose of the Post-Effective Amendment is to add various enhancements to the flexible premium deferred annuity contracts. These enhancements include: (i) replacing the existing optional guaranteed minimum withdrawal benefit with new optional guaranteed minimum withdrawal benefits, subject to state availability; (ii) adding a purchase payment credit option;
(iii) adding an optional L-share class; (iv) adding further investment options to the living benefits; and (v) updating model allocations. In addition, the Company is eliminating all but the one-year fixed account option and eliminating the Preservation Plus Program.

         In your review of the Post-Effective Amendment, you will notice that the Company and Account plan to recapture the purchase payment credits if the owner returns the contract during the right to examine period or within twelve months of the annuitant's death when the Company pays a death benefit. The Company, the Account, and CUNA Brokerage Services, Inc. ("CUNA Brokerage") will file an application under Section 6(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), seeking exemption from Sections 2(a)(32) and 27(i)(2)(A) of the 1940 Act and Rule 22c-1 thereunder to recapture the purchase payment credits.

         This Post-Effective Amendment is substantially similar in all material respects to Post-Effective Amendment No. 9 to the Registration Statement filed on August 24, 2007. Post-Effective Amendment No. 9's SEC Filing Information contained incorrect class identifiers, and, if filed correctly, would have gone

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U.S. Securities and Exchange Commission
September 14, 2007
Page 2


effective on October 29, 2007. Accordingly, pursuant to Rule 461 under the 1933 Act, requests from the Company and CUNA Brokerage, the principal underwriter for the contracts, for acceleration of Post-Effective Amendment No. 10 to the Registration Statement to October 29, 2007, or as soon thereafter as reasonably practicable thereafter, have been submitted. The Company would very much appreciate any assistance the Commission Staff could provide in meeting such requests.

         Please do not hesitate to call Pamela Ellis at Sutherland Asbill & Brennan LLP, 202-383-0566, or me at 608-231-7653 if you have questions or comments.

                                           Sincerely,

                                           /s/Steven R. Suleski

                                           Steven R. Suleski


Attachments
cc:  Rebecca Marquingy, Esq.
     Pamela Ellis, Esq.